Note 8 - Stock Options and Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Outstanding as of December 31, 2018	1,113
Outstanding as of June 30, 2019		1,113
Exercisable as of June 30, 2019	0	1,113
Weighted Average Exercise Price
Exercisable as of June 30, 2019	$ 0.00	$ 1,320.00
Stock Options
Options Outstanding
Outstanding as of December 31, 2018	1,133	1,246	1,246
Granted	0	0	0
Forfeited	0	(133)	0
Exercised	0	0	0
Outstanding as of June 30, 2019	1,133	1,133	1,246
Exercisable as of June 30, 2019		1,113	1,246
Weighted Average Exercise Price
Outstanding as of December 31, 2018	$ 1,320.00	$ 1,320.00	$ 1,320.00
Granted	0.00	0.00	0.00
Forfeited	0.00	1,020.00	0.00
Exercised	0.00	0.00	0.00
Outstanding as of June 30, 2019	$ 1,320.00	1,320.00	1,320.00
Exercisable as of June 30, 2019		$ 1,320.00	$ 1,428.00